Income Taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Profits earned (in Dollars) | $		$ 2
Profits earned percentage	8.25%	8.25%
Statutory income tax rate	25.00%	25.00%
Income tax rate percentage	15.00%	15.00%
Reassessed by relevant governmental authorities	3 years	3 years
Net operating losses (in Yuan Renminbi)	¥ 1,594,937
Statute of limitations period	3 years	3 years
Statute of limitations period	5 years	5 years
Underpayment of tax liability (in Yuan Renminbi)	¥ 100
Statute of limitations period	10 years	10 years
Withholding income tax	10.00%	10.00%
FIE tax rate	25.00%	25.00%
Investor percentage	25.00%	25.00%
Withholding income taxes (in Yuan Renminbi)
Hong Kong Entities [Member]
Income Taxes [Line Items]
Existing tax rate	16.50%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate percentage	15.00%	15.00%
Subsidiary rate	20.00%	20.00%
Maximum [Member]
Income Taxes [Line Items]
Subsidiary rate	22.00%	22.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding income tax	5.00%	5.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Jiufu Shuke Technology Group Co, Ltd [Member]
Income Taxes [Line Items]
EffectiveIncomeTaxRateReconciliationTaxPreferentialTaxRate	15.00%	15.00%
Beijing Jiufu Puhui Information Technology Co., LTD [Member]
Income Taxes [Line Items]
EffectiveIncomeTaxRateReconciliationTaxPreferentialTaxRate	15.00%	15.00%
Beijing Puhui Lianyin Information Technology Co., LTD [Member]
Income Taxes [Line Items]
EffectiveIncomeTaxRateReconciliationTaxPreferentialTaxRate	15.00%	15.00%
Shenzhen Fuben Network Technology Co., Ltd [Member]
Income Taxes [Line Items]
EffectiveIncomeTaxRateReconciliationTaxPreferentialTaxRate	15.00%	15.00%
Beijing irongxing Trading Co. Ltd [Member]
Income Taxes [Line Items]
EffectiveIncomeTaxRateReconciliationTaxPreferentialTaxRate	15.00%	15.00%